UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/07
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Family Legacy, Inc.
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Address:    104 Broadus Avenue
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            Greenville, SC 29601
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            --------------------------------------------------------------------

Form 13F File Number:   28-12069
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Brown
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Title:      COO/CCO
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Phone:      864-233-0808
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Signature, Place, and Date of Signing:

      /s/ Christopher A. Brown      Greenville, South Carolina        7/24/07
      ---------------------------   ---------------------------  --------------
               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_|   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
   ---------- ----------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                            ------------------------------

Form 13F Information Table Entry Total:                  102
                                            ------------------------------

Form 13F Information Table Value Total:               106326
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
       28-
    ----   ----------------------------------
[Repeat as necessary.]

Family Legacy, Inc.
FORM 13F INFORMATION TABLE
6/30/2007

                                                             VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
         --------------         --------------  -----      --------  -------  ---  ----  ----------  --------  ------ ------  ----
AGILENT TECHNOLOGIES INC         COM            00846u101        23     608   SH         SOLE         N/A         608
ALCOA INC                        COM            013817101       685   16895   SH         SOLE         N/A       16895
ALLSTATE CORP                    COM            020002101       647   10520   SH         SOLE         N/A       10520
ALLTEL CORP                      COM            020039103       703   10400   SH         SOLE         N/A       10400
AMERICAN EXPRESS CO              COM            025816109       786   12850   SH         SOLE         N/A       12850
AMERICAN INTL GROUP INC          COM            026874107       397    5675   SH         SOLE         N/A        5675
AMGEN INC                        COM            031162100      1652   29870   SH         SOLE         N/A       29870
APPLIED MATLS INC                COM            038222105       409   20600   SH         SOLE         N/A       20600
AT&T INC                         COM            00206r102       761   18345   SH         SOLE         N/A       18345
BANK OF AMERICA CORPORATION      COM            060505104      2279   46618   SH         SOLE         N/A       46618
BB&T CORP                        COM            054937107       114    2800   SH         SOLE         N/A        2800
BERKSHIRE HATHAWAY INC           CL A           084670108      1971      18   SH         SOLE         N/A          18
BERKSHIRE HATHAWAY INC           CL B           084670207        72      20   SH         SOLE         N/A          20
BLACK & DECKER CORP              COM            091797100        18     200   SH         SOLE         N/A         200
BP PLC SPONSORED                 ADR            055622104      1441   19975   SH         SOLE         N/A       19975
CATERPILLAR INC                  COM            149123101      2221   28368   SH         SOLE         N/A       28368
CHEVRON CORP                     COM            166764100      4706   55863   SH         SOLE         N/A       55863
CHUBB CORP                       COM            171232101        16     300   SH         SOLE         N/A         300
CISCO SYS INC                    COM            17275r102      2981  107026   SH         SOLE         N/A      107026
CITADEL BROADCASTING CORP        COM            17285t106         5     823   SH         SOLE         N/A         823
CITIGROUP INC                    COM            172967101      2563   49980   SH         SOLE         N/A       49980
CITIZENS COMMUNICATIONS CO       COM            17453b101       727   47635   SH         SOLE         N/A       47635
COCA COLA COMPANY                COM            191216100      2508   47947   SH         SOLE         N/A       47947
COMCAST CORP NEW CL A            CL A           20030n101       782   27809   SH         SOLE         N/A       27809
COMMUNITY HEALTH SYS INC         COM            203668108       549   13575   SH         SOLE         N/A       13575
CONAGRA FOODS INC                COM            205887102      1497   55740   SH         SOLE         N/A       55740
CONOCOPHILLIPS                   COM            20825c104       506    6445   SH         SOLE         N/A        6445
CVS CAREMARK CORPORATION         COM            126650100        89    2440   SH         SOLE         N/A        2440
DARDEN RESTAURANTS INC           COM            237194105        20     450   SH         SOLE         N/A         450
DEVELOPERS DIVERSIFIED RLTY CO   COM            251591103       293    5550   SH         SOLE         N/A        5550
DISNEY WALT CO COM DISNEY        COM            254687106       369   10820   SH         SOLE         N/A       10820
DU PONT E I DE NEMOURS & CO      COM            263534109      1750   34427   SH         SOLE         N/A       34427
DUKE ENERGY CORP                 COM            26441c105      3378  184586   SH         SOLE         N/A      184586
E M C CORP MASS                  COM            268648102         9     500   SH         SOLE         N/A         500
EARTHLINK INC                    COM            270321102        49    6532   SH         SOLE         N/A        6532
EATON CORP                       COM            278058102        74     800   SH         SOLE         N/A         800
EBAY INC                         COM            278642103       371   11520   SH         SOLE         N/A       11520
EMBARQ CORP                      COM            29078e105         4      59   SH         SOLE         N/A          59
EXXON MOBIL CORP                 COM            30231g102      4662   55585   SH         SOLE         N/A       55585
FLUOR CORP                       COM            343412102        31     274   SH         SOLE         N/A         274
FORTUNE BRANDS INC               COM            349631101        10     125   SH         SOLE         N/A         125
GALLAGHER ARTHUR J & CO          COM            363576109      1326   47547   SH         SOLE         N/A       47547
GENERAL ELECTRIC CO              COM            369604103      3559   92970   SH         SOLE         N/A       92970
GLAXOSMITHKLINE PLC SPONSORED    ADR            37733w105       620   11845   SH         SOLE         N/A       11845
GREENVILLE FIRST BANCSHARES      COM            39607y100        12     616   SH         SOLE         N/A         616
HOME DEPOT INC                   COM            437076102      1983   50405   SH         SOLE         N/A       50405
IDEARC INC                       COM            451663108         4     120   SH         SOLE         N/A         120
INTEL CORP                       COM            458140100      2442  102845   SH         SOLE         N/A      102845
INTERNATIONAL BUSINESS MACHS     COM            459200101       796    7560   SH         SOLE         N/A        7560
INTL PAPER CO                    COM            460146103        47    1200   SH         SOLE         N/A        1200
JDS UNIPHASE CORP                COM PAR        46612j507        21    1530   SH         SOLE         N/A        1530
JOHNSON & JOHNSON                COM            478160104      1153   18707   SH         SOLE         N/A       18707
JP MORGAN CHASE & CO             COM            46625h100      2590   53462   SH         SOLE         N/A       53462
JUNIPER NETWORKS INC             COM            48203r104        10     400   SH         SOLE         N/A         400
KIMCO REALTY CORP                COM            49446r109       141    3700   SH         SOLE         N/A        3700
LOCKHEED MARTIN CORP             COM            539830109         9     100   SH         SOLE         N/A         100
LOWES COS INC                    COM            548661107      1631   53135   SH         SOLE         N/A       53135
MARSH & MCLENNAN COS INC         COM            571748102         5     150   SH         SOLE         N/A         150
MEDCO HEALTH SOLUTIONS INC       COM            58405u102        23     292   SH         SOLE         N/A         292
MEDICAL PPTYS TRUST INC          COM            58463j304       785   59325   SH         SOLE         N/A       59325
MEDTRONIC INC                    COM            585055106       341    6575   SH         SOLE         N/A        6575
MERCK & CO INC                   COM            589331107      2373   47644   SH         SOLE         N/A       47644
MICROSOFT CORP                   COM            594918104      3084  104646   SH         SOLE         N/A      104646
MONSANTO CO NEW                  COM            61166w101         8     125   SH         SOLE         N/A         125
MOTOROLA INC                     COM            620076109       159    9000   SH         SOLE         N/A        9000
NORFOLK SOUTHERN CORP            COM            655844108         5     100   SH         SOLE         N/A         100
ORACLE CORP                      COM            68389x105      1326   67285   SH         SOLE         N/A       67285
PEABODY ENERGY CORP              COM            704549104       377    7800   SH         SOLE         N/A        7800
PEPSICO INC                      COM            713448108      1126   17360   SH         SOLE         N/A       17360
PFIZER INC                       COM            717081103      1984   77605   SH         SOLE         N/A       77605
PIEDMONT NAT GAS INC             COM            720186105      1133   45960   SH         SOLE         N/A       45960
PLUM CREEK TIMBER CO INC         COM            729251108      3518   84453   SH         SOLE         N/A       84453
PROCTER & GAMBLE CO              COM            742718109       776   12677   SH         SOLE         N/A       12677
PROGRESS ENERGY INC              COM            743263105       452    9910   SH         SOLE         N/A        9910
SCHERING PLOUGH CORP             COM            806605101       128    4200   SH         SOLE         N/A        4200
SCHLUMBERGER LTD                 COM            806857108       584    6880   SH         SOLE         N/A        6880
SEALED AIR CORP NEW              COM            81211k100        81    2600   SH         SOLE         N/A        2600
SIMON PPTY GROUP INC             PFD CONV I     828806802       943   12409   SH         SOLE         N/A       12409
SLM CORP                         COM            78442p106       132    2290   SH         SOLE         N/A        2290
SOUTH FINL GROUP INC             COM            837841105      1376   60785   SH         SOLE         N/A       60785
SOUTHERN CO                      COM            842587107      2261   65930   SH         SOLE         N/A       65930
SPECTRA ENERGY CORP              COM            847560109      1250   48132   SH         SOLE         N/A       48132
SPRINT NEXTEL CORP               COM FON        852061100        97    4703   SH         SOLE         N/A        4703
STRYKER CORP                     COM            863667101       126    2000   SH         SOLE         N/A        2000
TARGET CORP                      COM            87612e106       130    2050   SH         SOLE         N/A        2050
3M CO                            COM            88579y101        17     200   SH         SOLE         N/A         200
TIME WARNER INC                  COM            887317105       786   37350   SH         SOLE         N/A       37350
TRAVELERS COMPANIES INC          COM            89417e109         1      24   SH         SOLE         N/A          24
UNITED PARCEL SERVICE INC        CL B           911312106        33     450   SH         SOLE         N/A         450
UNITEDHEALTH GROUP INC           COM            91324p102       857   16760   SH         SOLE         N/A       16760
VERIGY LTD                       SHS            y93691106         2      72   SH         SOLE         N/A          72
VERIZON COMMUNICATIONS           COM            92343v104       903   21939   SH         SOLE         N/A       21939
VULCAN MATLS CO                  COM            929160109     13281  115950   SH         SOLE         N/A      115950
WACHOVIA CORP                    COM            929903102      1222   23850   SH         SOLE         N/A       23850
WAL MART STORES INC              COM            931142103      1235   25680   SH         SOLE         N/A       25680
WALGREEN CO                      COM            931422109      1374   31555   SH         SOLE         N/A       31555
WEINGARTEN RLTY INVS             SH BEN INT     948741103        33     800   SH         SOLE         N/A         800
WELLS FARGO & CO                 COM            949746101      1431   40693   SH         SOLE         N/A       40693
WHOLE FOODS MKT INC              COM            966837106       180    4700   SH         SOLE         N/A        4700
WINDSTREAM CORP                  COM            97381w104      1135   76867   SH         SOLE         N/A       76867
WRIGLEY WM JR CO                 COM            982526105        28     500   SH         SOLE         N/A         500
YAHOO INC                        COM            984332106       752   27700   SH         SOLE         N/A       27700
                                                             106326